Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Corporate) [BarChart] - Corporate - Invesco Tax-Free Cash Reserve Portfolio - Corporate Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.06%	0.06%	0.03%	0.05%	0.26%	0.63%	1.18%	1.24%	0.39%